Accounting Changes	12 Months Ended
Dec. 31, 2014
Accounting Changes

2    Accounting changes

Implemented in 2014

Unrecognized Tax Benefit Liability

In July 2013, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists, an amendment to FASB Accounting Standards Codification (“ASC”) Topic 740. The amendments require an entity to present an unrecognized tax benefit, or a portion of an unrecognized tax benefit in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, with certain exceptions. This ASU is effective prospectively for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2013. The adoption of this ASU did not have a material impact to the Company’s financial statements.

Implemented in 2015

Simplifying the Presentation of Debt Issuance Costs

In April 2015, FASB issued ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs under FASB ASC Topic 835. The amendments require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments. Early adoption of this ASU is permitted. The Company adopted the provisions of this ASU during the second quarter of 2015.

The balance sheets for the periods presented have been adjusted for the retrospective change in accounting principle with a reclassification of $34 million as at December 31, 2014 ($37 million as at December 31, 2013) from “Other assets” against the carrying value of “Long-term debt”. There was no impact on the income statements as a result of the adoption of the provisions of this ASU for the periods presented.

Future changes

Reporting discontinued operations and disclosures of disposals of components

In April 2014, the FASB issued ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, an amendment to FASB ASC Topic 205 and Topic 360. The update amends the definition of a discontinued operation in Topic 205, expands disclosure requirements for transactions that meet the definition of a discontinued operation and requires entities to disclose information about individually significant components that are disposed of or held for sale and do not qualify as discontinued operations. In addition, an entity is required to separately present assets and liabilities of a discontinued operation for all comparative periods and separately present assets and liabilities of assets held for sale in the initial period in which the disposal group is classified as held for sale on the face of the consolidated balance sheets. For each period in which assets and liabilities are separately presented on the consolidated balance sheets, those amounts should not be offset and presented as a single amount. This ASU will be effective for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2014, and will be applied prospectively. The adoption of this ASU is not expected to have a material impact to the Company’s financial statements.

Revenue from contracts with customers

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, a new FASB ASC, Topic 606, which supersedes the revenue recognition requirements in Topic 605 and most industry-specific guidance throughout the Industry Topics of the Codification. This new standard requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, the new standard requires enhanced disclosures about revenue to help users of financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. This ASU will be effective for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2016. Entities have the option of using either a full retrospective or a modified retrospective approach to adopt the ASU. The Company has not, at this time, ascertained the full impact on the consolidated financial statements from the adoption of this new standard but does not expect the impact to be material.